Summary of Significant Accounting Policies (Details - Estimated useful lives)	12 Months Ended
Dec. 31, 2025
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Manufacturing Facility [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of property and equipment	39 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Land [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of property and equipment	N/A